Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders' Equity
Shareholders' Equity

Note 8 - Shareholders’ Equity

	June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2024	2023	2023

Total registered shares at the beginning of the period	59,580,087	59,580,087	59,580,087
Issuance of shares during the period	338,496	—	—
Total registered and subscribed but not registered shares at the end of the period	59,918,583	59,580,087	59,580,087

Shares
Ordinary shares	59,918,583	59,157,587	59,580,087
Total	59,918,583	59,157,587	59,580,087
- of which shares are held by Calliditas	5,908,018	5,908,018	5,908,018
Total registered and subscribed but not registered shares at the end of the period, net of shares held by Calliditas	54,010,565	53,249,569	53,672,069

Share capital at the end of the period	2,397	2,383	2,383

Equity attributable to equity holders of the Parent Company	106,789	504,367	334,806
Total equity at the end of the period	106,789	504,367	334,806

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2024	2023	2024	2023	2023

Loss per share before and after dilution, SEK	(0.88)	(1.71)	(5.47)	(5.21)	(8.69)
Weighted-average number of ordinary shares outstanding for the period, before and after dilution	53,686,948	53,672,069	53,679,550	53,672,069	53,672,069

Reserves for translation from foreign operations amounted to SEK 11.6 million and SEK 6.4 million which are included in retained earnings in equity as of June 30, 2024 and 2023, respectively.